Financial Risk Management - Schedule of Estimated Impact on Consolidated Comprehensive Income that an Increase or Decrease of 100 Basis Points in Interest Rate (Detail) - Interest rate risk [member]
$ in Millions
12 Months Ended
Dec. 31, 2024 USD ($)
Positive variation impact on net income [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Increase (+) / decrease (-) in the interest rates (basis points)	100
Profit or loss for the fiscal year December 31, 2024	$ (6)
Negative variation impact on net income [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Increase (+) / decrease (-) in the interest rates (basis points)	(100)
Profit or loss for the fiscal year December 31, 2024	$ 6